Restatement of Previously Issued Financial Statements (Details) - Schedule of consolidated statement of stockholders’ equity - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)	$ (14,338,108)	$ (18,124,732)	$ (10,179,789)	$ (20,148,834)	$ (1,339,400)	$ 35,786,324	$ (28,304,521)	$ 34,446,924	$ (42,642,629)	$ 14,298,090	$ 4,864,002	$ (1,910,337)
Balance	158,241,721	171,963,220	161,851,018	106,015,146	104,842,437	74,965,267	171,963,220	104,842,437	158,241,721	106,015,146	171,643,727	37,999,575
As Previously Reported [Member] | Accumulated deficit [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)											4,864,002	(1,910,337)
Balance											(19,876,487)	(15,700,489)
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)	(174,074)	361,315	5,847,162	(359,478)	(521,868)	(2,291,026)	6,208,477	(2,812,894)	6,034,403	(3,172,372)	(5,873,954)	(368,967)
Balance	(208,518)	(34,444)	(395,759)	(3,541,339)	(3,181,861)	(2,659,993)	(34,444)	(3,181,861)	(208,518)	(3,541,339)	(6,242,921)	(368,967)
Adjustment [Member] | Accumulated deficit [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)											(5,873,954)	(368,967)
Balance											(6,242,921)	(368,967)
As restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)	(14,512,182)	(17,763,417)	(4,332,627)	(20,508,312)	(1,861,268)	33,495,298	(22,096,044)	31,634,030	(36,608,226)	11,125,718	(1,009,952)	(2,279,304)
Balance	$ 158,033,203	$ 171,928,776	$ 161,455,259	$ 102,473,807	$ 101,660,576	$ 72,305,274	$ 171,928,776	$ 101,660,576	$ 158,033,203	$ 102,473,807	165,400,806	37,630,608
As restated [Member] | Accumulated deficit [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)											(1,009,952)	(2,279,304)
Balance											$ (26,119,408)	$ (16,069,456)